2) Transactions with Affiliates*

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from January 1, 2022 through March 31, 2022. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	January 1, 2022		Additions		Reductions		March 31, 2022		Interest	Dividend	Realized	Change in Gross Unrealized	March 31, 2022
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Income	Income	Gain/(Loss)	Appreciation/ (Depreciation)	Value	Cost
Sprott Gold Equity Fund
Baru Gold Corp.	13,290,993	$22,795,998	—	$—	—	$—	13,290,993	$—	$—	$—	$—	$(253,349)	$797,364	$22,795,998
Baru Gold Corp. Warrant	3,321,250	—	—	—	(3,321,250)	—	—	—	—	—	—	—	—	—
Corvus Gold Inc. (a)	3,226,901	2,212,904	—	—	(3,226,901)	(2,212,904)	—	—	—	—	8,359,491	(8,016,373)	—	—
Corvus Gold Inc. (a)	1,739,130	1,561,600	—	—	(1,739,130)	(1,561,600)	—	—	—	—	4,136,365	(4,047,832)	—	—
Corvus Gold Inc. (a)	6,954,100	8,503,013	—	—	(6,954,100)	(8,503,013)	—	—	—	—	14,280,917	(13,926,907)	—	—
Corvus Gold Inc. (a)	9,500,000	7,163,141	—	—	(9,500,000)	(7,163,141)	—	—	—	—	23,961,999	(23,478,386)	—	—
Falco Resources Ltd.	23,722,300	14,359,879	—	—	—	—	23,722,300	—	—	—	—	918,285	6,356,814	14,359,879
Falco Resources Ltd. Warrant	3,750,000	—	—	—	—	—	3,750,000	—	—	—	—	52,250	158,381	—
Gold Bullion International LLC	5,000,000	5,000,000	—	—	—	—	5,000,000	—	—	—	—	—	6,900,000	5,000,000
I-80 Gold Corp.	12,915,264	24,346,322	3,000,000	6,307,680	—	—	15,915,264	—	—	—	—	5,936,667	43,793,551	30,654,002
I-80 Gold Corp.	3,000,000	6,307,680	—	—	(3,000,000)	(6,307,680)	—	—	—	—	—	(942,409)	—	—
I-80 Gold Corp. Warrant	1,330,000	—	—	—	—	—	1,330,000	—	—	—	—	76,535	322,779	—
International Tower Hill Mines Ltd.	18,664,631	35,619,856	—	—	—	—	18,664,631	—	—	—	—	5,087,578	18,662,391	35,619,856
International Tower Hill Mines Ltd.	6,750,222	22,383,358	—	—	—	—	6,750,222	—	—	—	—	1,661,905	6,621,293	22,383,358
International Tower Hill Mines Ltd.	1,666,667	8,833,502	—	—	(296,929)	(1,573,754)	1,369,738	—	—	—	(1,258,002)	1,731,158	1,369,574	7,259,748
Jaguar Mining Inc.	5,746,159	3,644,952	—	—	(9,600)	(6,090)	5,736,559	—	—	155,185	36,228	(575,303)	18,997,203	3,638,862
MAG Silver Corp.	1,432,665	15,000,003	—	—	—	—	1,432,665	—	—	—	—	735,743	23,194,928	15,000,003
MAG Silver Corp.	1,686,595	20,382,833	94,540	1,457,892	(38,300)	(432,852)	1,742,835	—	—	—	304,945	727,658	28,181,642	21,407,873
Nickel Creek Platinum Corp.	14,037,494	2,596,104	—	—	—	—	14,037,494	—	—	—	—	402,199	1,179,008	2,596,104
Nickel Creek Platinum Ltd. Warrant	6,189,601	—	—	—	—	—	6,189,601	—	—	—	—	—	—	—
Nickel Creek Platinum Ltd. Warrant	1,658,293	—	—	—	—	—	1,658,293	—	—	—	—	23,227	46,824	—
Nulegacy Gold Corp.	37,852,485	6,682,142	—	—	—	—	37,852,485	—	—	—	—	767,587	1,665,309	6,682,142
NuLegacy Gold Corp. Warrant	4,648,198	—	—	—	—	—	4,648,198	—	—	—	—	—	—	—
Osisko Mining Inc.	15,384,239	45,113,236	—	—	—	—	15,384,239	—	—	—	—	2,763,629	49,100,599	45,113,236
Osisko Mining, Inc. Warrant	932,500	—	—	—	—	—	932,500	—	—	—	—	(48,027)	23,123	—
Silvercrest Metals Inc.	4,056,600	23,986,557	—	—	—	—	4,056,600	—	—	—	—	4,078,830	36,148,081	23,986,557
Strategic Metals Ltd.	9,886,500	14,175,946	—	—	—	—	9,886,500	—	—	—	—	467,338	3,202,842	14,175,946
Tocqueville Bullion Reserve LP - Class G (b)	7,619	13,795,735	—	—	—	—	7,619	—	—	—	—	866,256	13,852,864	13,795,735
Victoria Gold Corp.	—	—	2,264,600	27,298,618	—	—	2,264,600	—	—	—	142,141	1,503,637	28,802,256	27,298,618
West African Resources Ltd	24,900,000	4,486,034	—	—	—	—	24,900,000	—	—	—	—	(622,164)	23,290,880	4,486,034

		$308,950,795		$35,064,190		$(27,761,034)		$—	$—	$155,185	$49,964,084	$(24,110,268)	$312,667,706	$316,253,951

*	All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a)	Security is no longer an affiliated company at March 31, 2022.
(b)

Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway is an independent Director of the TBR Cayman entities [and is a TBR limited partner].